Credit risk management - Credit concentrations for each significant class of financial asset (Details)	Sep. 30, 2025	Sep. 30, 2024
Trading securities and financial assets measured at FVIS
Credit concentrations for each significant class of financial asset
Credit concentration of financial assets issued by financial institutions (as a percent)	58.00%	47.00%
Credit concentration of financial assets issued by government or semi-government authorities (as a percent)	41.00%	50.00%
Credit concentration of financial assets held in Australia (as a percent)	87.00%	82.00%
Investment securities
Credit concentrations for each significant class of financial asset
Credit concentration of financial assets issued by financial institutions (as a percent)	14.00%	17.00%
Credit concentration of financial assets issued by government or semi-government authorities (as a percent)	85.00%	82.00%
Credit concentration of financial assets held in Australia (as a percent)	85.00%	91.00%
Derivative financial instruments
Credit concentrations for each significant class of financial asset
Credit concentration of financial assets issued by financial institutions (as a percent)	78.00%	81.00%
Credit concentration of financial assets held in Australia (as a percent)	73.00%	90.00%
Parent Entity | Trading securities and financial assets measured at FVIS
Credit concentrations for each significant class of financial asset
Credit concentration of financial assets issued by financial institutions (as a percent)	59.00%	48.00%
Credit concentration of financial assets issued by government or semi-government authorities (as a percent)	40.00%	49.00%
Credit concentration of financial assets held in Australia (as a percent)	90.00%	86.00%
Parent Entity | Investment securities
Credit concentrations for each significant class of financial asset
Credit concentration of financial assets issued by financial institutions (as a percent)	14.00%	17.00%
Credit concentration of financial assets issued by government or semi-government authorities (as a percent)	86.00%	83.00%
Credit concentration of financial assets held in Australia (as a percent)	92.00%	99.00%
Parent Entity | Derivative financial instruments
Credit concentrations for each significant class of financial asset
Credit concentration of financial assets issued by financial institutions (as a percent)	77.00%	81.00%
Credit concentration of financial assets held in Australia (as a percent)	76.00%	91.00%